Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes	Loss before income taxes consists of the following:

	Year Ended December 31,
	2019	2020
United States	$(11,527)	$(8,772)
Foreign	1,825	2,337
Loss before income taxes	$(9,702)	$(6,435)

Schedule of Provision for Income Taxes
The provision for income taxes in the accompanying consolidated financial statements is comprised of the following:

	Year Ended December 31,
	2019	2020
Current taxes:
Federal	$—	$—
Foreign	356	640
State	25	27
Total current taxes	381	667
Deferred taxes:
Federal	—
Foreign	83	(90)
State	—
Total deferred taxes	83	(90)
Provision for income taxes	$464	$577

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the United States statutory tax rate to the Company’s effective tax rate included in the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2019	2020
Expected benefit from income taxes	21.0%	21.0%
State taxes, net of federal benefit	3.4	3.7
Foreign income tax rate differential	(6.5)	2.5
Non-deductible expenses	(2.8)	(10.7)
Net impact of GILTI	(4.0)	(3.1)
Deferred statutory rate changes	—	(1.1)
Non-taxable income	19.3	—
Change in valuation allowance	(38.7)	(21.3)
Intercompany restructuring	3.5	—
Effective tax rate	(4.8)%	(9.0)%

Schedule of Deferred Tax Assets and Liabilities	The Company’s significant deferred tax assets (liabilities) components are as follows:

	Year Ended December 31,
	2019	2020
Deferred tax assets:
Net operating loss carryforwards	$9,638	$10,685
Accruals and reserves	412	1,102
Stock based compensation	13	17
Intangibles	387	345
Gross deferred tax assets	10,450	12,149
Valuation allowance	(9,735)	(11,278)
Total deferred tax assets	715	871
Deferred tax liabilities:
Depreciation	(134)	(165)
Intangibles	—	(226)
Deferred commissions	(761)	(689)
Net deferred tax assets (liabilities)	$(180)	$(209)